Leases - Schedule of amount of right-of-use lease assets and lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Right-of-use lease assets and lease liabilities
Right-of-use operating lease assets	$ 16,115	$ 11,090
Operating lease liabilities - current	$ 3,206	$ 2,832
Operating lease liabilities - current, Balance sheet location	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating lease liabilities - noncurrent	$ 13,253	$ 8,424
Operating lease liabilities - noncurrent, Balance sheet location	Other long-term liabilities	Other long-term liabilities